SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Selected Statements Of Operations Data [Line Items]
Bank charges	$ 22	$ 23
Foreign currency translation adjustments	(7)	33
Issuance cost related to warrants to investors and service provider	0	533
Consideration granted to the February 2014 investors from exchange agreement	0	3,124
Change in fair value of warrants	(571)	(2,194)
Total financial expenses (income), net	$ (556)	$ 1,519